As filed with the Securities and Exchange Commission on March 15, 2013
1933 Act Registration No. 333-117597
1940 Act File No. 811-21606

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 12	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 14	[X]

(Check appropriate box or boxes.)

TILSON INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

152 West 57th Street, 46th Floor, New York, NY  10019
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Rhonda A. Mills
1290 Broadway, Suite 1100, Denver, CO 80203
(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed, III
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[  ]  on (date) pursuant to paragraph (b)
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado on this 15th day of March, 2013.

Tilson Investment Trust

By:	/s/ Rhonda A. Mills
Rhonda A. Mills
Secretary

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	James H. Speed, Jr.*	Trustee and Chairman	March 15, 2013
James H. Speed, Jr.

	Jack E. Brinson*	Trustee	March 15, 2013
Jack E. Brinson

	Whitney R. Tilson*	Trustee, President, and Principal Executive Officer	March 15, 2013
Whitney R. Tilson

	Glenn H. Tongue*	Vice President, Treasurer, and Principal Financial Officer	March 15, 2013
Glenn H. Tongue

	/s/ Kimberly R. Storms	Assistant Treasurer	March 15, 2013
Kimberly S. Storms

	/s/ Rhonda A. Mills	Secretary	March 15, 2013
Rhonda A. Mills

*By:	/s/ Rhonda A. Mills
Rhonda A. Mills Attorney-in-Fact
March 15, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase